Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	£ 1,738	£ 1,757
Loss allowance	(106)	(99)	£ (88)
Trade receivables before prepayments and accrued income	1,632	1,658
Prepayments and accrued income	316	207
Current tax receivable	10	44
Net finance lease receivable	2	18
Total	£ 1,960	£ 1,927